Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Percentage of average contraction of EBITDA margin at continuing value	(20.00%)
Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Percentage of average contraction of EBITDA margin at continuing value	20.00%
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	2.50%
Additional percentage of execution risk premium	1.00%
Engineering
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	1.00%
Additional percentage of execution risk premium	1.00%
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.00%	7.40%
Percentage of average contraction of EBITDA margin at continuing value	14.80%
Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	0.00%
Discount rate	7.00%
Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	4.00%
Discount rate	9.00%
Biopharmaceutical and Diagnostic Solutions | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	14.80%
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	9.00%	6.70%
Percentage of average contraction of EBITDA margin at continuing value	8.80%
Engineering Systems | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	0.00%
Discount rate	8.00%
Engineering Systems | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	2.50%
Discount rate	10.00%
Engineering Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	16.80%